Finance income and costs	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	2026	2025
	$	$

Change in fair value of share repurchase liability	(11,800)	1,464
Interest income	21,317	36,515
Interest expense	(1,269)	(1,481)

Net interest income	8,248	36,498